UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
Franklin Templeton SMACS: Series CH

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $991.00 $0.00 $1,024.80 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series E
2
franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio

$1,000 $1,077.20 $0.00 $1,024.80 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series H

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $987.40 $0.00 $1,024.80 $0.00 0.00%

Your Fund’s Expenses
Franklin Templeton SMACS: Series I

franklintempleton.com
Semiannual Report
Shareholders of mutual funds incur ongoing costs, such as management fees (if any), custodian fees and other Fund expenses, which are sometimes referred to as operating expenses. The table below shows the ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a
$1,000 investment held for the six months indicated.
Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees that you may pay. Therefore, the table is useful in comparing ongoing costs of investing in the Fund only, and will not help you determine the relative total costs of participating in any one investment program.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,039.60 $0.00 $1,024.80 $0.00 0.00%

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $8.85 $10.51 $9.82 $10.26 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.19 0.36 0.35 0.33 0.05
Net realized and unrealized gains (losses) ........... (0.27) (1.66) 0.69 (0.31) 0.26
Total from investment operations .................... (0.08) (1.30) 1.04 0.02 0.31
Less distributions from:
Net investment income .......................... (0.19) (0.36) (0.35) (0.33) (0.05)
Net realized gains ............................. — — — (0.13) —
Total distributions ............................... (0.19) (0.36) (0.35) (0.46) (0.05)
Net asset value, end of period ...................... $8.58 $8.85 $10.51 $9.82 $10.26
Total return
d
................................... (0.90)% (12.61)% 10.75% 0.25% 3.06%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 2.58% 2.37% 3.11% 4.23% 3.74%
Expenses net of waiver and payments by affiliates ....... —%
f
—%
f
—%
f
—%
f
—%
Net investment income ........................... 4.41% 3.71% 3.44% 3.38% 1.87%
Supplemental data
Net assets, end of period (000’s) .................... $3,129 $2,957 $3,512 $2,986 $4,028
Portfolio turnover rate ............................ 35.26% 5.65% 2.74% 51.23% 18.11%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2023
Franklin Templeton SMACS: Series CH
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.3%
California 96.3%
Alameda Community Facilities District , City of Alameda Community Facilities District
No. 22-1 , Special Tax , 2023 , 5% , 9/01/53 ................................ $ 125,000 $ 118,119
a
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 150,000 156,186
b
California Community Housing Agency , Annadel Apartments , Revenue , 144A, 2019 A ,
5% , 4/01/49 ...................................................... 200,000 173,082
California County Tobacco Securitization Agency , Gold Country Settlement Funding
Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 ........................ 55,000 54,413
California Municipal Finance Authority ,
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 150,000 152,890
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 150,000 150,917
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 150,000 154,249
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 115,000 95,453
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 125,000 111,991
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 150,000 154,774
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 130,000 122,540
b
California Pollution Control Financing Authority , Rialto Bioenergy Facility LLC ,
Revenue , 144A, 2018 , 7.5% , 12/01/40 .................................. 75,000 50,250
California Statewide Communities Development Authority ,
Special Assessment, 2019 C, 5%, 9/02/49 ............................... 125,000 126,232
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 100,000 103,509
Community Facilities District No. 2022-07 Improvement Area No. 1, Special Tax,
2023, 5%, 9/01/53 ................................................ 150,000 142,389
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 250,000 235,737
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 100,000 87,973
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 200,000 173,965
City of Rancho Cordova , Grantline 208 Community Facilities District No. 2018-1 ,
Special Tax , 2019 , 5% , 9/01/49 ....................................... 75,000 76,031
City of Roseville , SVSP Westpark-Federico Community Facilities District No. 1 , Special
Tax , 2019 , 5% , 9/01/49 ............................................. 125,000 126,858
b
CSCDA Community Improvement Authority , Dublin , Revenue , 144A, 2021 B , 4% ,
2/01/57 ......................................................... 140,000 101,025
Foothill-Eastern Transportation Corridor Agency , Revenue , 2013 B-2 , Refunding , 3.5% ,
1/15/53 ......................................................... 140,000 112,621
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 115,000 116,569
Upland Community Facilities District , City of Upland Community Facilities District No.
2015-1 , Special Tax , 2019 A , 4% , 9/01/49 ................................ 135,000 117,231
3,015,004
Total Municipal Bonds (Cost $3,314,072) .......................................
3,015,004
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 3.2%
a a
Principal
Amount
a
Value
Municipal Bonds 3.2%
California 3.2%
c
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 1.65% , 7/01/36 ........................... $ 100,000 $ 100,000
Total Municipal Bonds (Cost $100,000) .........................................
100,000
Total Short Term Investments (Cost $100,000 ) ..................................
100,000
a
Total Investments (Cost $3,414,072) 99.5% .....................................
$3,115,004
Other Assets, less Liabilities 0.5% .............................................
14,344
Net Assets 100.0% ...........................................................
$3,129,348
See A bbreviations on page 39 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $934,023, representing 29.8% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.29 $12.77 $10.15 $10.69 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.37 0.35 0.36 0.10
Net realized and unrealized gains (losses) ........... 0.67 (0.31) 2.72 (0.19) 0.63
Total from investment operations .................... 0.85 0.06 3.07 0.17 0.73
Less distributions from:
Net investment income .......................... (0.31) (0.83) (0.45) (0.49) (0.04)
Net realized gains ............................. (0.18) (0.71) — (0.22) —
Total distributions ............................... (0.49) (1.54) (0.45) (0.71) (0.04)
Net asset value, end of period ...................... $11.65 $11.29 $12.77 $10.15 $10.69
Total return
d
................................... 7.72% 0.38% 30.95% 1.77% 7.31%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.34% 1.36% 2.19% 2.85% 4.76%
Expenses net of waiver and payments by affiliates ....... —%
f
—% —%
f
—%
f
—%
Net investment income ........................... 3.08% 3.11% 3.05% 3.48% 4.11%
Supplemental data
Net assets, end of period (000’s) .................... $29,247 $12,863 $5,155 $3,847 $3,959
Portfolio turnover rate ............................ 64.11% 117.70% 49.90% 58.50% 16.33%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2023
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 52.5%
Banks 7.7%
Citigroup, Inc. ........................................ United States 8,800 $ 446,072
Truist Financial Corp. .................................. United States 12,500 586,875
US Bancorp ......................................... United States 18,000 859,140
Wells Fargo & Co. ..................................... United States 8,000 374,160
2,266,247
Communications Equipment 4.6%
Cisco Systems, Inc. ................................... United States 28,000 1,355,760
Containers & Packaging 1.9%
a
International Paper Co. ................................. United States 15,000 545,850
Industrial Conglomerates 3.6%
Honeywell International, Inc. ............................. United States 2,300 440,404
Siemens AG ......................................... Germany 4,000 609,568
1,049,972
Metals & Mining 5.1%
Freeport-McMoRan, Inc. ................................ United States 17,023 697,432
Rio Tinto plc, ADR ..................................... Australia 11,500 801,895
1,499,327
Multiline Retail 4.4%
Target Corp. ......................................... United States 7,700 1,297,450
Oil, Gas & Consumable Fuels 6.2%
BP plc, ADR ......................................... United Kingdom 23,000 910,800
Chevron Corp. ....................................... United States 800 128,616
Shell plc, ADR ........................................ Netherlands 4,300 261,311
TotalEnergies SE, ADR ................................. France 8,500 526,235
1,826,962
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co. ................................ United States 12,000 827,520
Roche Holding AG, ADR ................................ United States 10,000 360,500
1,188,020
Semiconductors & Semiconductor Equipment 8.5%
Analog Devices, Inc. ................................... United States 3,000 550,410
Broadcom, Inc. ....................................... United States 2,900 1,723,440
Intel Corp. ........................................... United States 8,000 199,440
2,473,290
Specialty Retail 3.6%
Home Depot, Inc. (The) ................................. United States 3,500 1,037,890
Tobacco 2.8%
Philip Morris International, Inc. ........................... United States 8,300 807,590
Total Common Stocks (Cost $14,400,100) ......................................
15,348,358
b
Equity-Linked Securities 37.8%
Aerospace & Defense 1.1%
c
Citigroup Global Markets Holdings, Inc. into Northrop Grumman
Corp., 144A, 7.5%, 10/06/23 ........................... United States 400 191,006
c
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 300 142,706
333,712

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Airlines 0.5%
c
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 3,800 $ 151,340
Automobiles 1.9%
c
Barclays Bank plc into Ford Motor Co, 144A, 12%, 2/09/24 ...... United States 44,500 551,025
Banks 4.5%
c
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 2,500 341,919
c
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 1,600 55,801
c
JPMorgan Chase Bank NA into Bank of America Corp, 144A, 9%,
2/02/24 ........................................... United States 7,100 240,236
c
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 10,000 480,996
c
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 6,100 210,320
1,329,272
Biotechnology 4.6%
c,d
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 3/12/24 ... United States 4,500 695,455
c
Goldman Sachs International Bank into AbbVie, Inc., 144A, 8.5%,
2/06/24 ........................................... United States 4,300 657,228
1,352,683
Capital Markets 0.8%
c
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 6/16/23 ... United States 3,000 218,670
Chemicals 2.5%
c
Credit Suisse AG into Air Products and Chemicals, Inc., 144A, 8.5%,
5/15/23 ........................................... United States 240 63,431
c
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 7,000 662,944
726,375
Electric Utilities 0.8%
c
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,000 222,422
Health Care Equipment & Supplies 0.3%
c
Barclays Bank plc into Medtronic plc, 144A, 8%, 3/10/23 ........ United States 1,000 84,849
Industrial Conglomerates 0.4%
c
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 600 116,906
Insurance 0.8%
c
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 2,400 170,647
c
Royal Bank of Canada into MetLife, Inc., 144A, 10%, 5/19/23 .... United States 1,000 71,411
242,058
Interactive Media & Services 0.3%
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 50 94,422
Internet & Direct Marketing Retail 0.3%
c
Credit Suisse AG into Amazon.com, Inc., 144A, 10%, 6/30/23 .... United States 900 90,103
IT Services 1.0%
c
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 4,500 302,828

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Machinery 1.9%
c
National Bank of Canada into Cummins Inc, 144A, 8.5%, 2/13/24 . United States 2,300 $ 568,452
Media 0.5%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 3,485 133,165
Metals & Mining 2.5%
c
Goldman Sachs International Bank into Newmont Corp., 144A, 10%,
7/05/23 ........................................... United States 2,900 132,444
c
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 35,000 603,292
735,736
Oil, Gas & Consumable Fuels 2.6%
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp, 144A,
9.5%, 2/22/24 ...................................... United States 3,200 357,047
c
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 2,400 404,180
761,227
Pharmaceuticals 1.0%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 1,500 110,095
c
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 4,000 169,415
279,510
Road & Rail 2.5%
c
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 3,600 730,001
Semiconductors & Semiconductor Equipment 5.2%
c
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,900 325,353
c
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 7,500 195,596
c
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 365 200,114
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 2,700 213,426
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 5,600 415,293
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 1,000 172,091
1,521,873
Software 0.8%
c
Mizuho Markets Cayman LP into Workday, Inc., 144A, 10%, 8/03/23 United States 1,400 236,654
Specialty Retail 1.0%
c
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 900 280,213
Total Equity-Linked Securities (Cost $11,135,193) ...............................
11,063,496
Convertible Preferred Stocks 5.5%
Capital Markets 1.4%
KKR Group Co., Inc., 6%, C ............................. United States 6,000 402,060
Electric Utilities 4.1%
American Electric Power Co., Inc., 6.125% .................. United States 9,300 458,583
NextEra Energy, Inc., 6.926% ............................ United States 17,000 761,600
1,220,183
Total Convertible Preferred Stocks (Cost $1,620,495) ............................
1,622,243

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 39 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 4.9%
Banks 1.6%
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 450,000 $ 467,994
Equity Real Estate Investment Trusts (REITs) 1.4%
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 450,000 403,626
Hotels, Restaurants & Leisure 0.5%
Expedia Group, Inc. , Senior Note , 3.25% , 2/15/30 .............
United States 175,000 147,707
Trading Companies & Distributors 1.4%
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 400,000 400,530
Total Corporate Bonds (Cost $1,413,309) .......................................
1,419,857
Total Long Term Investments (Cost $28,569,097) ................................
29,453,954
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.204% .... United States 132,674 132,674
Total Money Market Funds (Cost $132,674) .....................................
132,674
Total Short Term Investments (Cost $132,674 ) ..................................
132,674
a
Total Investments (Cost $28,701,771) 101.2% ...................................
$29,586,628
Options Written (0.0)%
†
......................................................
(6,750)
Other Assets, less Liabilities (1.2)% ...........................................
(332,600)
Net Assets 100.0% ...........................................................
$29,247,278
Number of
Contracts
Notional
Amount
#
a a a
g
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
International Paper Co., June Strike Price $42.50, Expires 6/16/23 150 545,850 (6,750)
(6,750)
Total Options Written (Premiums received $17,322) .............................
$ (6,750)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $11,867,652, representing 40.6% of net assets.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding written options.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $9.03 $10.57 $9.75 $10.09 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.17 0.31 0.32 0.30 0.04
Net realized and unrealized gains (losses) ........... (0.29) (1.54) 0.82 (0.34) 0.09
Total from investment operations .................... (0.12) (1.23) 1.14 (0.04) 0.13
Less distributions from:
Net investment income .......................... (0.17) (0.31) (0.32) (0.30) (0.04)
Net asset value, end of period ...................... $8.74 $9.03 $10.57 $9.75 $10.09
Total return
d
................................... (1.26)% (11.82)%
e
11.88%
e
(0.28)%
e
1.31%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 2.54% 2.51% 3.44% 3.91% 3.85%
Expenses net of waiver and payments by affiliates ....... —%
g
—%
g
—%
g
—%
g
—%
Net investment income ........................... 4.00% 3.14% 3.16% 3.10% 1.69%
Supplemental data
Net assets, end of period (000’s) .................... $3,155 $3,019 $3,187 $2,941 $3,042
Portfolio turnover rate ............................ 2.38% 6.89% 5.37% 4.93% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Total return excluding payments by Advisers for acquired fund fees and expenses is (11.90)% for the year ended August 31, 2022, 11.78% for the year ended August 31,
2021 and (0.38)% for the year ended August 31, 2020. See Note 3e.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2023
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Management Investment Companies 26.1%
Capital Markets 26.1%
a
Franklin Dynamic Municipal Bond ETF ................................... 35,000 $ 824,425
Total Management Investment Companies (Cost $889,963) .......................
824,425
Principal
Amount
a a a a
Municipal Bonds 73.3%
California 3.5%
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... $ 110,000 111,500
Colorado 7.8%
Colorado Health Facilities Authority , Christian Living Neighborhoods Obligated Group ,
Revenue , 2019 , Refunding , 4% , 1/01/38 ................................. 100,000 77,791
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/37 ....
100,000 90,010
Hunters Overlook Metropolitan District No. 5 , GO , 2019 A , 5% , 12/01/39 ..........
81,000 76,579
244,380
Connecticut 2.9%
b
Steel Point Infrastructure Improvement District , Tax Allocation , 144A, 2021 , 4% , 4/01/31 100,000 92,348
Florida 12.4%
Cross Creek North Community Development District , Special Assessment , 2022 , 4.5% ,
5/01/52 ......................................................... 125,000 105,028
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 72,931
Palermo Community Development District , Special Assessment , 2023 , 5% , 6/15/43 ..
100,000 96,290
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 75,000 57,418
Windward Community Development District , Special Assessment , 2020 A-1 , 3% ,
5/01/25 ......................................................... 60,000 58,070
389,737
Indiana 3.3%
Indiana Finance Authority , Marian University, Inc. , Revenue , 2019 A , 5% , 9/15/39 ...
100,000 102,213
Louisiana 6.9%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 92,770
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 126,043
218,813
Maryland 2.5%
b
City of Baltimore , Harbor Point Special Taxing District , Tax Allocation, Senior Lien ,
144A, 2019 A , Refunding , 3.5% , 6/01/39 ................................ 100,000 80,089
Minnesota 2.9%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 92,607
New York 3.1%
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2020 , 4% ,
10/01/30 ........................................................ 100,000 97,460
Ohio 2.9%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 100,000 90,944

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 3.2%
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 144A,
2017 , 5% , 5/01/32 ................................................. $ 100,000 $ 101,322
Texas 6.1%
b
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 86,403
b
New Hope Cultural Education Facilities Finance Corp. , CityScape Schools, Inc. ,
Revenue , 144A, 2019 A , 5% , 8/15/39 ................................... 110,000 106,756
193,159
Washington 2.4%
b
Washington State Housing Finance Commission , Presbyterian Retirement
Communities Northwest Obligated Group , Revenue , 144A, 2019 A , 5% , 1/01/49 ... 100,000 76,251
Wisconsin 3.5%
b
Public Finance Authority , Friends Homes Obligated Group , Revenue , 144A, 2019 ,
Refunding , 5% , 9/01/49 ............................................. 125,000 109,714
U.S. Territories 9.9%
District of Columbia 4.4%
District of Columbia , International School Obligated Group , Revenue , 2019 ,
5% , 7/01/49 ...................................................... 140,000 137,544
Puerto Rico 5.5%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/46 ....................
100,000 79,630
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
100,000 92,780
172,410
Total U.S. Territories .................................................................... 309,954
Total Municipal Bonds (Cost $2,646,082) .......................................
2,310,491
Total Long Term Investments (Cost $3,536,045) .................................
3,134,916
a
a a a a
a
Total Investments (Cost $3,536,045) 99.4% .....................................
$3,134,916
Other Assets, less Liabilities 0.6% .............................................
19,788
Net Assets 100.0% ...........................................................
$3,154,704
See Abbreviations on page 39 .
a
See Note 3(d) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $778,926, representing 24.7% of net assets.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2019
a
2022 2021 2020
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $7.83 $9.73 $8.95 $10.12 $10.00
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.65 0.66 0.64 0.19
Net realized and unrealized gains (losses) ........... (0.03) (1.85) 0.78 (1.10) 0.04
Total from investment operations .................... 0.30 (1.20) 1.44 (0.46) 0.23
Less distributions from:
Net investment income .......................... (0.31) (0.70) (0.66) (0.71) (0.11)
Tax return of capital ............................ — (—)
d
— — —
Net asset value, end of period ...................... $7.82 $7.83 $9.73 $8.95 $10.12
Total return
e
................................... 3.96% (12.87)% 16.48% (4.51)% 2.25%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.27% 1.27% 3.10% 3.55% 5.96%
Expenses net of waiver and payments by affiliates ....... —%
g
—% —%
g
—%
g
—%
Net investment income ........................... 8.60% 7.72% 7.01% 6.98% 7.61%
Supplemental data
Net assets, end of period (000’s) .................... $49,311 $19,910 $3,699 $3,506 $3,774
Portfolio turnover rate ............................ 34.10% 30.22% 32.50% 43.24% —%
a
For the period June 3, 2019 (commencement of operations) to August 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2023
Franklin Templeton SMACS: Series I
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 97.4%
Aerospace & Defense 2.6%
a
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ......................... $ 150,000 $ 150,034
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 ......................................... 750,000 728,114
a,b
Senior Secured Note, 144A, 6.75%, 8/15/28 .............................. 400,000 398,500
1,276,648
Airlines 2.9%
a
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured Note , 144A, 5.5% ,
4/20/26 ......................................................... 700,000 682,002
a
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 400,000 380,240
a
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 ............... 400,000 354,974
1,417,216
Auto Components 1.9%
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 ................
100,000 80,785
a
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 200,000 151,250
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ................
850,000 724,752
956,787
Automobiles 2.6%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............................
1,400,000 1,305,103
Banks 1.5%
Barclays plc , Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ...........
750,000 723,873
Building Products 0.4%
a
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A, 8.75% , 8/01/28 ..... 200,000 190,279
Capital Markets 0.2%
a
Coinbase Global, Inc. , Senior Bond , 144A, 3.625% , 10/01/31 .................. 125,000 75,505
Chemicals 2.4%
a
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% , 10/15/28 .......... 300,000 256,847
Olin Corp. , Senior Bond , 5% , 2/01/30 ....................................
100,000 91,111
a
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A, 7.25% , 4/01/25 ..... 200,000 190,609
a
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 .................................... 300,000 243,970
Senior Secured Note, 144A, 4.875%, 5/01/28 ............................. 375,000 324,600
a
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ................... 100,000 77,591
1,184,728
Commercial Services & Supplies 1.1%
a
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% , 8/01/29 .......... 100,000 86,149
a
APX Group, Inc. , Senior Secured Note , 144A, 6.75% , 2/15/27 .................. 450,000 432,498
518,647
Communications Equipment 4.2%
a
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 ................ 1,500,000 1,439,029
a
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ..................................... 150,000 127,664
Senior Secured Note, 144A, 6%, 3/01/26 ................................ 500,000 482,246
2,048,939
Consumer Finance 2.5%
Ford Motor Credit Co. LLC ,
Senior Bond, 5.113%, 5/03/29 ........................................ 800,000 732,000
Senior Note, 7.35%, 3/06/30 ......................................... 250,000 253,457

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......................
$ 300,000 $ 253,056
1,238,513
Containers & Packaging 5.5%
a
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior Note , 144A, 5.25% ,
8/15/27 ......................................................... 900,000 740,389
a
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................................... 1,500,000 1,411,650
Senior Secured Note, 144A, 7.875%, 8/15/26 ............................. 450,000 453,231
a
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC , Senior
Secured Note , 144A, 4% , 10/15/27 ..................................... 100,000 87,325
2,692,595
Diversified Telecommunication Services 1.1%
a
Altice France SA , Senior Secured Note , 144A, 5.125% , 7/15/29 ................. 200,000 155,206
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 5.125% , 5/01/27 400,000 370,522
525,728
Electric Utilities 1.6%
a
NRG Energy, Inc. , Senior Note , 144A, 3.375% , 2/15/29 ....................... 250,000 203,286
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ....................
200,000 180,808
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
200,000 182,834
a
Vistra Operations Co. LLC , Senior Note , 144A, 5% , 7/31/27 .................... 250,000 232,500
799,428
Electrical Equipment 0.5%
a
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ..................... 250,000 244,580
Energy Equipment & Services 1.8%
a
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 .................................... 700,000 699,871
Senior Secured Note, 144A, 6.5%, 9/15/28 ............................... 200,000 196,708
896,579
Entertainment 1.0%
a
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 500,000 492,610
Equity Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
250,000 222,827
a
Iron Mountain, Inc. , Senior Bond , 144A, 5.25% , 7/15/30 ....................... 100,000 87,314
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond , 5% , 10/15/27 ...
700,000 574,975
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .......................
300,000 287,479
1,172,595
Food Products 0.8%
a
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. , Senior Bond , 144A,
5.75% , 4/01/33 ................................................... 225,000 210,424
a
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ...................... 200,000 183,271
393,695
Health Care Equipment & Supplies 1.9%
a
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 .................................... 850,000 698,683
Senior Secured Note, 144A, 3.875%, 4/01/29 ............................. 300,000 250,313
948,996

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services 19.1%
a
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................................. $ 1,124,000 $ 771,233
Senior Note, 144A, 6.875%, 4/01/28 .................................... 425,000 289,006
Senior Secured Note, 144A, 8%, 3/15/26 ................................ 2,850,000 2,782,255
Senior Secured Note, 144A, 8%, 12/15/27 ............................... 1,900,000 1,844,919
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............................
50,000 49,244
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 1,100,000 831,750
a
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% , 9/01/28 ........ 900,000 682,942
Tenet Healthcare Corp. ,
Senior Note, 6.125%, 10/01/28 ........................................ 1,650,000 1,527,735
a
Senior Secured Note, 144A, 6.125%, 6/15/30 ............................. 650,000 620,040
9,399,124
Health Care Technology 0.2%
a
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ................... 100,000 79,220
Hotels, Restaurants & Leisure 7.9%
a
Caesars Entertainment, Inc. ,
Senior Note, 144A, 8.125%, 7/01/27 .................................... 250,000 252,727
Senior Note, 144A, 4.625%, 10/15/29 ................................... 600,000 513,726
Senior Secured Note, 144A, 7%, 2/15/30 ................................ 250,000 252,169
a
Carnival Corp. , Senior Note , 144A, 10.5% , 6/01/30 .......................... 700,000 678,563
a
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 600,000 498,006
a
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ................. 100,000 81,246
a
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond , 144A, 5.25% ,
5/15/27 ......................................................... 1,750,000 1,631,521
3,907,958
Household Durables 0.9%
Shea Homes LP / Shea Homes Funding Corp. , Senior Note , 4.75% , 4/01/29 .......
500,000 439,200
Household Products 0.2%
a
Energizer Holdings, Inc. , Senior Note , 144A, 6.5% , 12/31/27 ................... 100,000 96,093
Independent Power and Renewable Electricity Producers 1.6%
a
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......................... 450,000 380,324
a,c
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 450,000 432,493
812,817
Machinery 0.5%
a
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% , 10/15/29 ......... 100,000 86,560
a
TK Elevator U.S. Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 ........ 200,000 181,398
267,958
Media 7.9%
a
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.5%, 6/01/29 ..................................... 300,000 243,282
Senior Secured Note, 144A, 5.125%, 8/15/27 ............................. 500,000 446,727
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ......................................... 400,000 387,936
a
Senior Bond, 144A, 5.5%, 4/15/27 ..................................... 400,000 348,378
a
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior Secured Note , 144A,
5.875% , 8/15/27 ................................................... 200,000 179,037
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................................ 600,000 599,040
Senior Note, 5.875%, 11/15/24 ........................................ 700,000 656,488
Senior Note, 7.75%, 7/01/26 ......................................... 200,000 155,451

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
a
Univision Communications, Inc. , Senior Secured Note , 144A, 6.625% , 6/01/27 ..... $ 950,000 $ 902,871
3,919,210
Metals & Mining 3.4%
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
400,000 405,300
a
Cleveland-Cliffs, Inc. , Senior Bond , 144A, 4.875% , 3/01/31 .................... 150,000 136,712
a
First Quantum Minerals Ltd. , Senior Note , 144A, 6.875% , 3/01/26 ............... 400,000 382,000
a
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% , 4/01/31 ....... 800,000 675,909
a
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 100,000 100,248
1,700,169
Oil, Gas & Consumable Fuels 3.7%
a
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ...................................... 600,000 622,680
Senior Note, 144A, 8.125%, 1/15/27 .................................... 450,000 440,552
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
50,000 45,075
a
Ches apeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 ................ 100,000 93,640
a
CITGO Petroleum Corp. , Senior Secured Note , 144A, 7% , 6/15/25 .............. 300,000 295,644
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% , 4/15/30 ........ 100,000 90,857
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 200,000 185,149
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
50,000 50,008
1,823,605
Personal Products 0.6%
a
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....................... 100,000 99,014
GSK Consumer Healthcare Capital US LLC , Senior Note , 3.625% , 3/24/32 ........
250,000 218,534
317,548
Pharmaceuticals 7.2%
a
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .................... 2,000,000 1,998,760
a
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% , 11/01/25 ............ 1,500,000 1,306,275
a,d
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 ............. 300,000 226,125
3,531,160
Semiconductors & Semiconductor Equipment 0.4%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 193,902
Software 2.0%
a
Cloud Software Group Holdings, Inc. , Senior Secured Note , 144A, 6.5% , 3/31/29 ... 600,000 520,359
a
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 275,000 218,269
a
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...................... 150,000 122,920
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................................
150,000 132,139
993,687
Specialty Retail 0.1%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
60,000 57,784
Textiles, Apparel & Luxury Goods 0.5%
a
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......................... 250,000 253,112
Tobacco 1.3%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 ...........................
700,000 637,971
Trading Companies & Distributors 1.0%
United Rentals North America, Inc. , Senior Bond , 5.25% , 1/15/30 ...............
500,000 471,908
Total Corporate Bonds (Cost $48,033,105) ......................................
48,005,470
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At February 28, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
*
As of period end.
See Abbreviations on page 39.
Short Term Investments 1.4%
a a
Shares
a
Value
a
Money Market Funds 1.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.204% .................. 691,022 $ 691,022
Total Money Market Funds (Cost $691,022) .....................................
691,022
Total Short Term Investments (Cost $691,022 ) ..................................
691,022
a
Total Investments (Cost $48,724,127) 98.8% ....................................
$48,696,492
Other Assets, less Liabilities 1.2% .............................................
614,302
Net Assets 100.0% ...........................................................
$49,310,794
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $35,636,581, representing 72.3% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
c
Perpetual security with no stated maturity date.
d
See Note 7 regarding credit risk and defaulted securities.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 45 $ 5,024,531 6/21/23 $ (4,595)
Total Futures Contracts ...................................................................... $(4,595)

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
Februaury 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $3,414,072 $28,569,097 $2,646,082 $48,033,105
Cost - Non-controlled affiliates (Note 3 d ) ..... — 132,674 889,963 691,022
Value - Unaffiliated issuers ............... $3,115,004 $29,453,954 $2,310,491 $48,005,470
Value - Non-controlled affiliates (Note 3 d ) .... — 132,674 824,425 691,022
Cash ................................. 86,542 810 35,201 —
Foreign currency, at value (cost $–, $115, $– and
$– respectively) ......................... — 115 — —
Receivables:
Investment securities sold ................ — 398,477 — —
Capital shares sold ..................... — 305,388 — 552,950
Dividends and interest .................. 42,996 95,670 31,135 838,539
Affiliates ............................. 120 9,301 8,467 6,731
Deposits with brokers for:
Futures contracts ..................... — — — 87,750
Variation margin on futures contracts ........ — — — 2,109
Total assets ....................... 3,244,662 30,396,389 3,209,719 50,184,571
Liabilities:
Payables:
Investment securities purchased ........... — 1,062,440 — 756,487
Capital shares redeemed ................ 52,235 29,542 — 53,564
Transfer agent fees ..................... — — 37 118
Registration and filing fees ............... 10,374 10,805 10,394 10,259
Professional fees ...................... 31,818 24,692 32,376 32,641
Trustees' fees and expenses .............. 9 45 8 3
Distributions to shareholders .............. 11,167 — 8,679 —
Options written, at value (premiums received $–,
$17,322, $– and $– respectively) ............ — 6,750 — —
Accrued expenses and other liabilities ........ 9,711 14,837 3,521 20,705
Total liabilities ...................... 115,314 1,149,111 55,015 873,777
Net assets, at value .............. $3,129,348 $29,247,278 $3,154,704 $49,310,794
Net assets consist of:
Paid-in capital .......................... $3,595,043 $28,358,321 $3,589,297 $50,862,115
Total distributable earnings (losses) .......... (465,695) 888,957 (434,593) (1,551,321)
Net assets, at value .............. $3,129,348 $29,247,278 $3,154,704 $49,310,794
Shares outstanding ...................... 364,673 2,511,094 361,048 6,306,424
Net asset value per share ................. $8.58 $11.65 $8.74 $7.82

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $7,476, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $300,978 $— $—
Non-controlled affiliates (Note 3 d ) .......... — 7,801 13,604 10,963
Interest:
Unaffiliated issuers ..................... 63,213 16,560 43,634 1,462,034
Other income
a
.......................... — 291 1,211 388
Total investment income ................ 63,213 325,630 58,449 1,473,385
Expenses:
Transfer agent fees (Note 3 c ) ............... 271 2,127 267 3,210
Custodian fees (Note 4 ) ................... 9 — 6 —
Reports to shareholders fees ............... (4,231) (7,284) (4,205) (1,021)
Registration and filing fees ................. 10,239 10,377 10,064 10,610
Professional fees ........................ 26,220 25,531 26,281 30,007
Trustees' fees and expenses ............... 24 151 26 174
Pricing fees ............................ 2,237 410 2,038 710
Other ................................. 2,286 4,315 2,675 2,398
Total expenses ...................... 37,055 35,627 37,152 46,088
Expense reductions (Note 4 ) ............ (7) (3) (3) (2)
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (37,048) (35,624) (37,149) (46,086)
Net expenses ...................... — — — —
Net investment income ............. 63,213 325,630 58,449 1,473,385
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (148,632) 655,205 (3,204) (1,017,628)
Written options ........................ — (256,034) — —
Foreign currency transactions ............. — (2,191) — —
Futures contracts ...................... — — — (34,137)
Net realized gain (loss) ............... (148,632) 396,980 (3,204) (1,051,765)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 45,156 1,033,069 (91,745) 1,385,585
Non-controlled affiliates (Note 3 d ) ........ — — (8,575) —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 115 — —
Written options ........................ — (11,897) — —
Futures contracts ...................... — — — (4,595)
Net change in unrealized appreciation
(depreciation) ...................... 45,156 1,021,287 (100,320) 1,380,990
Net realized and unrealized gain (loss) ......... (103,476) 1,418,267 (103,524) 329,225
Net increase (decrease) in net assets resulting from
operations ............................... $(40,263) $1,743,897 $(45,075) $1,802,610
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $63,213 $120,134 $325,630 $198,328
Net realized gain (loss) ............ (148,632) 2,385 396,980 628,328
Net change in unrealized appreciation
(depreciation) ................. 45,156 (557,781) 1,021,287 (1,024,475)
Net increase (decrease) in net
assets resulting from operations . (40,263) (435,262) 1,743,897 (197,819)
Distributions to shareholders ......... (62,804) (119,277) (989,898) (719,084)
Capital share transactions (Note 2 ) ..... 274,986 — 15,629,830 8,625,707
Net increase (decrease) in net
assets ..................... 171,919 (554,539) 16,383,829 7,708,804
Net assets:
Beginning of period ................ 2,957,429 3,511,968 12,863,449 5,154,645
End of period ..................... $3,129,348 $2,957,429 $29,247,278 $12,863,449

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $58,449 $102,838 $1,473,385 $544,969
Net realized gain (loss) ............ (3,204) (1,603) (1,051,765) 20,526
Net change in unrealized appreciation
(depreciation) ................. (100,320) (512,063) 1,380,990 (1,744,313)
Net increase (decrease) in net
assets resulting from operations . (45,075) (410,828) 1,802,610 (1,178,818)
Distributions to shareholders ......... (58,201) (102,739) (1,470,509) (568,499)
Distributions to shareholders from tax
return of capital .................. — — — (4,176)
Total distributions to shareholders ..... (58,201) (102,739) (1,470,509) (572,675)
Capital share transactions (Note 2 ) ..... 239,232 345,191 29,068,658 17,962,708
Net increase (decrease) in net
assets ..................... 135,956 (168,376) 29,400,759 16,211,215
Net assets:
Beginning of period ................ 3,018,748 3,187,124 19,910,035 3,698,820
End of period ..................... $3,154,704 $3,018,748 $49,310,794 $19,910,035

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, four of which are included in this report
(Funds). The Trust follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Semiannual Report
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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Semiannual Report
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2023
Shares sold ................................... 80,246 $706,847 1,468,483 $16,716,478
Shares issued in reinvestment of distributions .......... 343 2,864 15,164 174,940
Shares redeemed ............................... (50,171) (434,725) (111,744) (1,261,588)
Net increase (decrease) .......................... 30,418 $274,986 1,371,903 $15,629,830
Year ended August 31, 2022
Shares sold ................................... — $— 877,040 $10,332,454
Shares issued in reinvestment of distributions .......... 1,126 10,804 16,452 195,270
Shares redeemed ............................... (1,126) (10,804) (157,973) (1,902,017)
Net increase (decrease) .......................... — $— 735,519 $8,625,707
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The Funds do not pay a fee for these services.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective
October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Class A
Six Months ended February 28, 2023
Shares sold ................................... 25,919 $233,511 4,045,671 $31,238,873
Shares issued in reinvestment of distributions .......... 662 5,721 35,561 275,730
Shares redeemed ............................... — — (316,900) (2,445,945)
Net increase (decrease) .......................... 26,581 $239,232 3,764,332 $29,068,658
Year ended August 31, 2022
Shares sold ................................... 31,885 $335,526 2,283,528 $18,935,129
Shares issued in reinvestment of distributions .......... 995 9,665 14,268 126,042
Shares redeemed ............................... — — (136,030) (1,098,463)
Net increase (decrease) .......................... 32,880 $345,191 2,161,766 $17,962,708
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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Semiannual Report
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended February 28, 2023, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $271 $2,127 $267 $3,210 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $ 321,782 $ 12,206,098 $ (12,395,206) $ — $ — $ 132,674 132,674 $ 7,801
Total Affiliated Securities ... $321,782 $12,206,098 $(12,395,206) $— $— $132,674 $7,801
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $ 833,000 $ — $ — $ — $ (8,575) $ 824,425 35,000 $ 13,604
Total Affiliated Securities ... $833,000 $— $— $— $(8,575) $824,425 $13,604
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $ 686,333 $ 17,147,689 $ (17,143,000) $ — $ — $ 691,022 691,022 $ 10,963
Total Affiliated Securities ... $686,333 $17,147,689 $(17,143,000) $— $— $691,022 $10,963
3. Transactions with Affiliates
(continued)
c. Transfer Agent Fees
(continued)

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e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended February 28, 2023, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At February 28, 2023, Franklin Advisers, Inc. and Franklin Resources, Inc. owned a percentage of the Funds’ outstanding shares as follows:
g. Interfund Transactions
Franklin Templeton SMACS: Series CH engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended
February 28, 2023, these purchase and sale transactions aggregated $243,431 and $250,351, respectively, with net realized losses of $25,879.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended February 28, 2023, the custodian fees were reduced as noted in the Statements of Operations.
Shares
Percentage of
Outstanding Shares
a
Franklin Templeton SMACS: Series CH
Franklin Resources, Inc. 303,978 83.4%
Franklin Templeton SMACS: Series E
Franklin Resources, Inc. 250,000 10.0%
Franklin Templeton SMACS: Series H
Franklin Resources, Inc. 301,587 83.5%
a
Investment activities of significant shareholders could have a material impact on the Fund.
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2022, the capital loss carryforwards were as follows:
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, corporate actions, equity-linked securities and wash sales.
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the period ended February 28, 2023, were as follows:
7. Credit Risk and Defaulted Securities
At February 28, 2023, certain or all Funds had a portion of their portfolio invested in high yield, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,114 $ — $ 21,887 $ 467,585
a
Long term ............................. — — 3,952 —
Total capital loss carryforwards ............ $20,114 $— $25,839 $467,585
a
Includes $467,585 which may be carried over to offset future capital gains, subject to certain limitations .
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $3,412,147 $28,773,303 $3,535,572 $48,723,539
Unrealized appreciation ..................... $28,391 $1,690,724 $5,353 $762,724
Unrealized depreciation ..................... (325,534) (884,149) (406,009) (794,366)
Net unrealized appreciation (depreciation) ....... $(297,143) $806,575 $(400,656) $(31,642)
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $1,261,020 $29,145,793 $388,056 $39,497,331
Sales .................................. $1,000,099 $13,603,997 $69,000 $11,320,075

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Semiannual Report
Franklin Templeton SMACS: Series I held a defaulted security and/or other securities for which the income has been deemed uncollectible. At February 28, 2023, the value of this security was $226,125, representing 0.5% of the Fund's net assets. The
Fund discontinues accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Other Derivative Information
At February 28, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Credit risk ..................................... 66.2% 33.0% 87.9%
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series E
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 6,750
Total .................... $— $6,750
7. Credit Risk and Defaulted Securities
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation m argin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
For the period ended February 28, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended February 28, 2023, the average month end notional amount of futures contracts and options were as follows:
See Note 1(d) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series I
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 4,595
a
Total .................... $— $4,595
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Templeton SMACS: Series E
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Written options (256,034) Written options (11,897)
Total ....................... $(256,034) $(11,897)
Franklin Templeton SMACS: Series I
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (34,137) Futures contracts (4,595)
Total ....................... $(34,137) $(4,595)
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
I
Futures contracts ......................... $— $1,748,433
Option s ................................. 55,914 —
11. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2023, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 3,015,004 $ — $ 3,015,004
Short Term Investments ................... — 100,000 — 100,000
Total Investments in Securities ........... $— $3,115,004 $— $3,115,004
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... 2,266,247 — — 2,266,247
Communications Equipment .............. 1,355,760 — — 1,355,760
Containers & Packaging ................. 545,850 — — 545,850
Industrial Conglomerates ................ 440,404 609,568 — 1,049,972
Metals & Mining ....................... 1,499,327 — — 1,499,327
Multiline Retail ........................ 1,297,450 — — 1,297,450
Oil, Gas & Consumable Fuels ............. 1,826,962 — — 1,826,962
Pharmaceuticals ....................... 1,188,020 — — 1,188,020
Semiconductors & Semiconductor Equipment . 2,473,290 — — 2,473,290
Specialty Retail ........................ 1,037,890 — — 1,037,890

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
14. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Tobacco ............................. $ 807,590 $ — $ — $ 807,590
Equity-Linked Securities ................... — 11,063,496 — 11,063,496
Convertible Preferred Stocks ................ 1,622,243 — — 1,622,243
Corporate Bonds ........................ — 1,419,857 — 1,419,857
Short Term Investments ................... 132,674 — — 132,674
Total Investments in Securities ........... $16,493,707 $13,092,921
b
$— $29,586,628
Liabilities:
Other Financial Instruments:
Options written .......................... $ 6,750 $ — $ — $ 6,750
Total Other Financial Instruments ......... $6,750 $— $— $6,750
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Management Investment Companies ......... 824,425 — — 824,425
Municipal Bonds ......................... — 2,310,491 — 2,310,491
Total Investments in Securities ........... $824,425 $2,310,491 $— $3,134,916
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 47,911,830 — 47,911,830
Escrows and Litigation Trusts ............... — 93,640 — 93,640
Short Term Investments ................... 691,022 — — 691,022
Total Investments in Securities ........... $691,022 $48,005,470 $— $48,696,492
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 4,595 $ — $ — $ 4,595
Total Other Financial Instruments ......... $4,595 $— $— $4,595
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $609,568, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
13. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GO General Obligation
LOC Letter of Credit

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures
.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2023